Accumulated other comprehensive income (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ 107,910,960
Ending balance	97,879,471	107,910,960
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	107,910,960
Other comprehensive loss	(10,031,489)
Ending balance	$ 97,879,471